Fair Value Measurement (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of fair value of assets and liabilities measured on a non-recurring basis
The following table sets forth the fair value of the Company’s assets and liabilities at December 31, 2021 (dollars in thousands):

	Level 1	Level 2	Level 3	Totals
Cash and cash equivalents	$47,217	$—	$—	$47,217
Restricted cash	100	—	—	100
Marketable securities	—	49,374	—	49,374

Total assets	$47,317	$49,374	$—	$96,691

Term loan	$—	$55,020	$—	$55,020
Finance lease obligations	—	37	—	37
Warrant liability—Forward Purchase Warrants	—	—	767	767

Total liabilities	$—	$55,057	$767	$55,824

The following table sets forth the fair value of the Company’s assets and liabilities at December 31, 2020 (dollars in thousands):

	Level 1	Level 2	Level 3	Totals
Cash and cash equivalents	$18,098	$—	$—	$18,098
Restricted cash	1,468	—	—	1,468

Total assets	$19,566	$—	$—	$19,566

Term loan	$—	$56,044	$—	$56,044
Finance lease obligations	—	430	—	430
VCIP/OBIP liability	—	—	286	286

Total liabilities	$—	$56,474	$286	$56,760

Schedule of valuation assumptions
The following table provides quantitative information regarding assumptions used in the Black Scholes option-pricing model to determine the fair value of the Forward Purchase Warrants:

	December 31, 2021	June 18, 2021 (Closing Date)
Stock price	$5.15	$9.12
Exercise price	$11.50	$11.50
Contractual term	4.50 years	5.00 years
Expected volatility	47.50%	37.50%
Risk-free rate	1.20%	0.90%
Dividend yield	0.00%	0.00%

Schedule of changes in fair value of level 3 liabilities
The changes in fair value of the Level 3 liabilities are as follows (dollars in thousands):

	December 31, 2021	December 31, 2020
Balance, beginning of period	$286	$286
VCIP/OBIP liability transferred out of Level 3	(286)	—
Closing-date fair value of warrant liability	2,008	—
Changes in fair value of warrant liability	(1,241)	—

Balance, end of period	$767	$286